LICENSING AND COLLABORATION ARRANGEMENTS - Breakdown of licensing and collaboration revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Recognition in the year	¥ 16,814	$ 2,368	¥ 39,891	¥ 31,615
Reduction in the year			(314,181)
Revenues	16,814	2,368	(249,665)	40,115
AbbVie
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	¥ 16,814	$ 2,368	(274,290)	31,615
Other partners
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues			¥ 24,625	¥ 8,500